Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 389	$ 509
Accounts receivable	7,070,814
Other receivables-related party	4,779,184
Prepaid expenses and other current assets	101,344
Current assets of discontinued operations		34,666,790
TOTAL CURRENT ASSETS	11,951,731	34,667,299
Right-of-use asset, net	39,552
Non-current assets from discontinued operations		11,185,473
TOTAL NON-CURRENT ASSETS	39,552	11,185,473
TOTAL ASSETS	11,991,283	45,852,772
CURRENT LIABILITIES:
Accounts payable	6,593,137
Accrued liabilities and other payables	73,638	209,631
Other payables - related parties	21,587	1,440
Tax payable	59,531
Lease liability - current	24,229
Current liabilities from discontinued operations		13,221,655
TOTAL CURRENT LIABILITIES	6,772,122	13,432,726
Lease liability – non-current	18,735
Non-current liabilities from discontinued operations		4,575,071
TOTAL NON-CURRENT LIABILITIES	18,735	4,575,071
TOTAL LIABILITIES	6,790,857	18,007,797
COMMITMENTS AND CONTINGENCIES (NOTE 12)
SHAREHOLDERS’ EQUITY
Additional paid-in capital	30,196,454	3,462,427
Statutory reserves		400,454
(Accumulated deficits) retained earnings	(25,043,811)	16,873,997
Accumulated other comprehensive income (loss)	48,321	(4,924,576)
TOTAL HUACHEN CAYMAN SHAREHOLDERS’ EQUITY	5,201,008	15,812,340
Non-controlling interest	(582)	12,032,635
TOTAL SHAREHOLDERS’ EQUITY	5,200,426	27,844,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	11,991,283	45,852,772
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	24	38
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 20